Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and
Spartan International Index Fund
April 25, 2001
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of the shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

SIF-01-03 April 25, 2001
1.717993.113

Supplement to the
Fidelity® U.S. Bond Index Fund
April 25, 2001
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of the shareholders of Fidelity U.S. Bond Index Fund will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

UBI-01-02 April 25, 2001
1.479318.103

Supplement to the Spartan® U.S. Equity Index Fund
April 25, 2001
Prospectus

Shareholder Meeting. On or about June 13, 2001, a meeting of the shareholders of Spartan U.S. Equity Index Fund will be held to vote on various proposals. Shareholders of record on April 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

UEI-01-02 April 25, 2001
1.717991.109